Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Jul. 26, 2024
Document Created Date	dei_DocumentCreationDate	Jul. 26, 2024